UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
Statement of Investments
January 31, 2005 (Unaudited)

Common Stocks--100.5%	Shares		Value ($)

Banking--1.3%
Fannie Mae	43,625		2,817,303
HSBC Holdings, ADR	100,000		8,303,000
			11,120,303
Basic Materials--2.0%
L'Air Liquide, ADR	441,017		15,164,956
Yara International, ADR	142,400	a	1,678,164
			16,843,120
Capital Goods--5.4%
Emerson Electric	110,100		7,403,124
General Electric	771,072		27,858,831
Norsk Hydro, ADR	142,400		10,916,384
			46,178,339

Consumer Durables & Apparel--3.8%
Christian Dior	475,000		30,462,795
SONY, ADR	41,600		1,540,032
			32,002,827
Consumer Staples--4.9%
Wal-Mart Stores	305,022		15,983,153
Walgreen	615,000		26,205,150
			42,188,303
Diversified Financials--10.9%
American Express	319,850		17,063,998
Citigroup	603,284		29,591,080
Deutsche Bank	132,300		11,244,177
Eurazeo	121,531		10,471,275
JPMorgan Chase & Co.	299,100		11,165,403
UBS	165,000		13,378,941
			92,914,874
Energy--15.6%
BP, ADR	510,000		30,406,200
ChevronTexaco	360,800		19,627,520
ConocoPhillips	10,000		927,900
Exxon Mobil	1,004,508		51,832,613
Total, ADR	280,158		30,130,993
			132,925,226
Food, Beverage & Tobacco--20.6%
Altria Group	880,200		56,183,166
Anheuser-Busch Cos.	25,000		1,229,500
Coca-Cola	458,100		19,006,569
Diageo, ADR	403,500		22,156,185
Groupe Danone, ADR	1,269,400		23,623,534
LVMH Moet Hennessy Louis Vuitton	220,175		15,296,999
Nestle, ADR	375,600		24,742,650
PepsiCo	241,675		12,977,948
			175,216,551
Health Care--12.2%
Abbott Laboratories	230,300		10,368,106
Eli Lilly & Co.	203,700		11,048,688
Johnson & Johnson	253,525		16,403,067
Merck & Co.	208,582		5,850,725
Novartis, ADR	150,000		7,182,000
Pfizer	982,754		23,743,337
Roche Holdings, ADR	550,400		29,257,200
			103,853,123

Hotels, Restaurants & Leisure--.9%
McDonald's	234,800		7,605,172

Household & Personal Products--5.8%
Estee Lauder Cos., Cl. A	47,500		2,144,150
L'Oreal, ADR	1,850,000		27,707,848
Procter & Gamble	365,800		19,471,534
			49,323,532

Insurance--3.3%
American International Group	28,000		1,856,120
Assicurazioni Generali	386,900		12,804,790
Berkshire Hathaway, Cl. A	95	a	8,540,500
Zurich Financial Services	31,500	a	5,235,435
			28,436,845
Media--6.5%
McGraw-Hill Cos.	231,900		20,986,950
News Corp., Cl. A	1,124,400		19,114,800
Pearson	996,944		11,561,376
Time Warner	50,215	a	903,870
Viacom, Cl. B	81,227		3,033,016
			55,600,012
Retail--.0%
Home Depot	4,505		185,876

Technology--6.6%
Intel	1,535,941		34,481,875
Microsoft	825,600		21,696,768
			56,178,643
Transportation--.7%
United Parcel Service, Cl. B	80,000		5,974,400

Total Investments (cost $600,392,347)	100.5%		856,547,146

Liabilities, Less Cash and Receivables	(.5%)		(3,916,504)

Net Assets	100.0%		852,630,642

ADR - American Depository Receipt

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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